CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 217,523	$ 228,840
Short-term investments	5,735	5,367
Trade receivables, net of allowances for credit losses of $22,498 and $18,001, respectively	575,205	610,384
Grower advance receivables, net of allowances for credit losses of $20,946 and $15,817, respectively	124,981	106,864
Other receivables, net of allowances for credit losses of $13,733 and $14,538, respectively	114,513	132,947
Inventories, net of allowances of $3,889 and $4,186, respectively	366,718	394,150
Prepaid expenses	59,709	48,995
Other current assets	33,303	15,034
Fresh Vegetables current assets held for sale	414,222	62,252
Other assets held for sale	10,318	645
Total current assets	1,922,227	1,605,478
Long-term investments	15,468	16,498
Investments in unconsolidated affiliates	127,429	124,234
Actively marketed property	13,781	31,007
Property, plant and equipment, net of accumulated depreciation of $414,698 and $375,721, respectively	1,085,778	1,116,124
Operating lease right-of-use assets	312,608	293,658
Goodwill	500,892	497,453
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $127,462 and $120,315, respectively	43,351	50,990
Fresh Vegetables non-current assets held for sale	0	343,828
Other assets	139,598	142,180
Deferred tax assets, net	70,263	64,112
Total assets	4,537,675	4,591,842
LIABILITIES AND EQUITY
Accounts payable	619,914	640,620
Income taxes payable	33,773	11,558
Accrued liabilities	380,196	381,688
Bank overdrafts	13,772	8,623
Current portion of long-term debt, net	255,953	97,435
Current maturities of operating leases	59,702	57,372
Payroll and other tax	23,811	27,187
Contingent consideration	663	1,791
Pension and other postretirement benefits	15,878	17,287
Fresh Vegetables current liabilities held for sale	21,994	199,255
Dividends payable and other current liabilities	294,588	17,698
Total current liabilities	1,720,244	1,460,514
Long-term debt, net	859,677	1,127,321
Operating leases, less current maturities	262,160	246,723
Deferred tax liabilities, net	112,333	118,403
Income taxes payable, less current portion	16,921	30,458
Contingent consideration, less current portion	7,542	5,022
Pension and other postretirement benefits, less current portion	117,946	124,646
Fresh Vegetables non-current liabilities held for sale	0	116,380
Other long-term liabilities	43,906	43,390
Total liabilities	3,140,729	3,272,857
Commitments and contingent liabilities (See Note 16)
Redeemable noncontrolling interests	34,182	32,311
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized and 94,929 and 94,899 shares outstanding as of September 30, 2023 and December 31, 2022	949	949
Additional paid-in capital	796,290	795,063
Retained earnings	547,912	469,249
Accumulated other comprehensive loss	(112,967)	(104,133)
Total equity attributable to Dole plc	1,232,184	1,161,128
Equity attributable to noncontrolling interests	130,580	125,546
Total equity	1,362,764	1,286,674
Total liabilities, redeemable noncontrolling interests and equity	$ 4,537,675	$ 4,591,842